Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005439
Average Annual Return [Line Items]
Average Annual Return, Percent	14.36%	11.17%	10.51%
Without Sales Load [Member] | C000005440
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%	10.89%	10.24%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%